Condensed Consolidating Financial Information PP Cash Flows (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Condensed Cash Flow Statements, Captions [Line Items]
Net Cash Provided by Operating Activities	[1]	$ 569		$ 421		$ 362
Acquisition of businesses, net of cash acquired	[1]	0		37		901
Intercompany (Payments to) Receipts from Consolidated Subsidiaries		0		0		0
Acquisition of Drop Down Assets, net of cash acquired	[1]	77	[2]	698		311
Capital expenditures	[1]	(20)		(29)		(60)
Increase (Decrease) in Restricted Cash	[1]	(34)		(1)		25
Cash receipts from notes receivable	[1]	17		17		14
Return of investment from unconsolidated affiliates	[1]	28		42		4
Investments in unconsolidated affiliates	[1]	(83)		(402)		(2)
Net Cash Used in Investing Activities	[1]	(165)		(1,108)		(741)
Transfer of funds under intercompany cash management arrangement		0		0		0
Proceeds from Noncontrolling Interests		5		122		190
Distributions and return of capital to NRG prior to the acquisition of Drop Down Assets	[1]	(170)		(76)		(333)
Proceeds from the issuance of class A and class C units	[1]	0		599		630
Payments of (Proceeds from) distributions		(183)		(139)		(101)
Proceeds from the revolving credit facility	[1]	60		551		500
Repayments of Lines of Credit	[1]	(366)		(245)		0
Proceeds from issuance of long-term debt — external	[1]	740		6		178
Proceeds from issuance of long-term debt — affiliate	[1]	0		281		337
Payments of debt issuance costs	[1]	(15)		(7)		(28)
Payments for long-term debt — external	[1]	(264)		(724)		(626)
Net Cash (Used in) Provided by Financing Activities	[1]	(193)		368		749
Cash and Cash Equivalents, Period Increase (Decrease)	[1]	211		(319)		370
Cash and Cash Equivalents at Beginning of Period	[1]	110	[3]	429		59
Cash and Cash Equivalents at End of Period	[1]	321	[3]	110	[3]	429
NRG Yield LLC [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net Cash Provided by Operating Activities		0		0		0	[4],[5]
Acquisition of businesses, net of cash acquired				0		0
Intercompany (Payments to) Receipts from Consolidated Subsidiaries		325		(464)		(530)
Acquisition of Drop Down Assets, net of cash acquired		0				0
Capital expenditures		0		0		0	[4],[5]
Increase (Decrease) in Restricted Cash		0		0		0	[4],[5]
Cash receipts from notes receivable		0		0		0	[4],[5]
Return of investment from unconsolidated affiliates		0		0		0	[4],[5]
Investments in unconsolidated affiliates		0		0
Net Cash Used in Investing Activities		325		(464)	[2],[6]	(530)	[4],[5]
Transfer of funds under intercompany cash management arrangement		54		(309)		326	[4],[5]
Proceeds from Noncontrolling Interests		0		0		0
Distributions and return of capital to NRG prior to the acquisition of Drop Down Assets		0		0		0	[4],[5]
Proceeds from the issuance of class A and class C units				599		630	[4],[5]
Payments of (Proceeds from) distributions		(183)		(139)		(101)	[4],[5]
Proceeds from the revolving credit facility		0		0
Repayments of Lines of Credit		0		0
Proceeds from issuance of long-term debt — external		0		0		0	[4],[5]
Proceeds from issuance of long-term debt — affiliate				0		0
Payments of debt issuance costs		0		0
Payments for long-term debt — external		0		0
Net Cash (Used in) Provided by Financing Activities		(129)	[7]	151	[2],[6]	855	[4],[5]
Cash and Cash Equivalents, Period Increase (Decrease)		196		(313)	[2],[6]	325	[4],[5]
Cash and Cash Equivalents at Beginning of Period		15	[2],[6]	328	[4],[5]	3	[4],[5]
Cash and Cash Equivalents at End of Period		211		15	[2],[6]	328	[4],[5]
Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net Cash Provided by Operating Activities		62		19		12
Acquisition of businesses, net of cash acquired				0		0
Intercompany (Payments to) Receipts from Consolidated Subsidiaries		0		0		0
Acquisition of Drop Down Assets, net of cash acquired		0				0
Capital expenditures		0		0		0
Increase (Decrease) in Restricted Cash		0		0		0
Cash receipts from notes receivable		0		0		0
Return of investment from unconsolidated affiliates		16		0		0
Investments in unconsolidated affiliates		(80)		(28)
Net Cash Used in Investing Activities		(64)		(28)		0
Transfer of funds under intercompany cash management arrangement		2		9		(12)
Proceeds from Noncontrolling Interests		0		0		0
Distributions and return of capital to NRG prior to the acquisition of Drop Down Assets		0		0		0
Proceeds from the issuance of class A and class C units				0		0
Payments of (Proceeds from) distributions		0		0		0
Proceeds from the revolving credit facility		0		0
Repayments of Lines of Credit		0		0
Proceeds from issuance of long-term debt — external		0		0		0
Proceeds from issuance of long-term debt — affiliate				0		0
Payments of debt issuance costs		0		0
Payments for long-term debt — external		0		0
Net Cash (Used in) Provided by Financing Activities		2		9		(12)
Cash and Cash Equivalents, Period Increase (Decrease)		0		0		0
Cash and Cash Equivalents at Beginning of Period		0		0		0
Cash and Cash Equivalents at End of Period		0		0		0
Non-Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net Cash Provided by Operating Activities		546		420		357	[5]
Acquisition of businesses, net of cash acquired				0		0
Intercompany (Payments to) Receipts from Consolidated Subsidiaries		(21)		285		36
Acquisition of Drop Down Assets, net of cash acquired		0				(46)
Capital expenditures		(20)		(29)		(60)	[5]
Increase (Decrease) in Restricted Cash		(34)		(1)		25	[5]
Cash receipts from notes receivable		17		17		12	[5]
Return of investment from unconsolidated affiliates		0		0		0	[5]
Investments in unconsolidated affiliates		(3)		0
Net Cash Used in Investing Activities		(57)		272	[2]	547	[5]
Transfer of funds under intercompany cash management arrangement		0		0		0	[5]
Proceeds from Noncontrolling Interests		0		0		190
Distributions and return of capital to NRG prior to the acquisition of Drop Down Assets		(170)		(76)		(333)	[5]
Proceeds from the issuance of class A and class C units				0		0	[5]
Payments of (Proceeds from) distributions		(420)		(392)		(232)	[5]
Proceeds from the revolving credit facility		0		0
Repayments of Lines of Credit		0		0
Proceeds from issuance of long-term debt — external		390		6		178	[5]
Proceeds from issuance of long-term debt — affiliate				0		0
Payments of debt issuance costs		(10)		(6)
Payments for long-term debt — external		(264)		(230)
Net Cash (Used in) Provided by Financing Activities		(474)		(698)	[2]	(839)	[5]
Cash and Cash Equivalents, Period Increase (Decrease)		15		(6)	[2]	65	[5]
Cash and Cash Equivalents at Beginning of Period		95	[2]	101	[5]	36	[5]
Cash and Cash Equivalents at End of Period		110		95	[2]	101	[5]
NRG Yield Operating LLC [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net Cash Provided by Operating Activities		(39)		(18)		(7)	[5]
Acquisition of businesses, net of cash acquired				37		901
Intercompany (Payments to) Receipts from Consolidated Subsidiaries		(304)		179		494
Acquisition of Drop Down Assets, net of cash acquired		77		698		357
Capital expenditures		0		0		0	[5]
Increase (Decrease) in Restricted Cash		0		0		0	[5]
Cash receipts from notes receivable		0		0		2	[5]
Return of investment from unconsolidated affiliates		12		42		4	[5]
Investments in unconsolidated affiliates		0		(374)
Net Cash Used in Investing Activities		(369)		(888)	[2]	(758)	[5]
Transfer of funds under intercompany cash management arrangement		(56)		300		(314)	[5]
Proceeds from Noncontrolling Interests		5		122		0
Distributions and return of capital to NRG prior to the acquisition of Drop Down Assets		0		0		0	[5]
Proceeds from the issuance of class A and class C units				0		0	[5]
Payments of (Proceeds from) distributions		420		392		232	[5]
Proceeds from the revolving credit facility		60		551
Repayments of Lines of Credit		(366)		(245)
Proceeds from issuance of long-term debt — external		350		0		0	[5]
Proceeds from issuance of long-term debt — affiliate				281		337
Payments of debt issuance costs		(5)		(1)
Payments for long-term debt — external		0		(494)
Net Cash (Used in) Provided by Financing Activities		408		906	[2]	745	[5]
Cash and Cash Equivalents, Period Increase (Decrease)		0		0	[2]	(20)	[5]
Cash and Cash Equivalents at Beginning of Period		0	[2]	0	[5]	20	[5]
Cash and Cash Equivalents at End of Period		$ 0		0	[2]	$ 0	[5]
Drop Down Assets [Member] | NRG Yield LLC [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Acquisition of Drop Down Assets, net of cash acquired				0
Drop Down Assets [Member] | Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Acquisition of Drop Down Assets, net of cash acquired				0
Drop Down Assets [Member] | Non-Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Acquisition of Drop Down Assets, net of cash acquired				$ 0

[1]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[2]	(b) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[3]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[4]	(a) Shown separately from the other guarantors in lieu of preparing Schedule I pursuant to the requirements of Rule 5-04(c) of Regulation S-X.
[5]	(b) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[6]	(a) Shown separately from the other guarantors in lieu of preparing Schedule I pursuant to the requirements of Rule 5-04(c) of Regulation S-X.
[7]	(a) Shown separately from the other guarantors in lieu of preparing Schedule I pursuant to the requirements of Rule 5-04(c) of Regulation S-X.